PROPERTY AND EQUIPMENT (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
PROPERTY AND EQUIPMENT
Total	¥ 1,159,895	¥ 1,105,238
Accumulated depreciation	(456,981)	(315,914)
Property and equipment-net	702,914	789,324
Impairment loss on long-lived assets	34,884
Leasehold improvements
PROPERTY AND EQUIPMENT
Total	159,384	112,296
Furniture and fixtures
PROPERTY AND EQUIPMENT
Total	101,179	99,520
Computers
PROPERTY AND EQUIPMENT
Total	880,474	873,716
Assets under capital lease, principally office equipment
PROPERTY AND EQUIPMENT
Total	¥ 18,858	¥ 19,706